Cover	Sep. 23, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amendment (this “Amendment”) is being filed by Palmer Square Capital BDC Inc. (the “Company”) to amend that certain Current Report on Form 8-K originally filed by the Company with the U.S. Securities and Exchange Commission on September 23, 2025 (the “Original Form 8-K”). This Amendment is being filed to correct the record date and payment date for the quarterly supplemental dividend and base dividend disclosed in Item 8.01 of the Original Form 8-K and to correct the Company’s press release that was furnished as Exhibit 99.1 to the Original Form 8-K. Exhibit 99.1 furnished herewith supersedes and replaces in its entirety Exhibit 99.1 to the Original Form 8-K. Except as set forth in this paragraph, no other changes shall be deemed to be made to the Original Form 8-K by this Amendment.
Document Period End Date	Sep. 23, 2025
Entity File Number	814-01334
Entity Registrant Name	Palmer Square Capital BDC Inc.
Entity Central Index Key	0001794776
Entity Tax Identification Number	84-3665200
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1900 Shawnee Mission Parkway, Suite 315
Entity Address, City or Town	Mission Woods
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66205
City Area Code	816
Local Phone Number	994-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PSBD
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false